Offerings - Offering: 1	Nov. 11, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	12,150,000
Proposed Maximum Offering Price per Unit	0.4
Maximum Aggregate Offering Price	$ 4,860,000
Offering Note
(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock of 374Water Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Represents 12,150,000 shares of the Registrant’s common stock that were authorized for issuance in respect of awards under the Registrant’s 2021 Equity Incentive Plan.

(3)

The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share of $0.40 is based upon the average of the high and low prices of a share of the Registrant’s common stock reported on The Nasdaq Capital Market on November 10, 2025, a date within five business days prior to the date of the filing of this Registration Statement.